SCHEDULE OF LOAN (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Borrowings, current	$ 127,561	$ 124,111
Borrowings, non-current	672,307	805,732
Total	$ 799,868	$ 929,843